UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-2694

Name of Fund:  The Municipal Fund Accumulation Program, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, The Municipal Fund Accumulation Program, Inc., 800 Scudders Mill
Road, Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
June 30, 2003


The Municipal Fund
Accumulation
Program, Inc.


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Program unless accompanied or preceded by the Program's current prospectus. The Municipal Fund Accumulation Program is only open to holders of units of Municipal Investment Trust Funds and Defined Assets Funds--Municipal Insured Series for reinvestment of distributions on those units. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and
(3) on the Securities and Exchange Commission's website at http://www.sec.gov.



The Municipal Fund Accumulation Program, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



To Our Shareholders:


The Municipal Market Environment
During the six-month period ended June 30, 2003, amid considerable volatility, long-term fixed income interest rates generally decreased, with the bulk of the decline occurring in May and early June. Bond yields initially rose in the beginning of 2003 as international political tensions moderated somewhat and U.S. equity markets rallied strongly in reaction to President Bush's proposed economic stimulus/tax-reduction legislation. By mid-January, U.S. Treasury bond yields rose to above 5% on expectations of stronger U.S. economic growth later in the year, while the Standard & Poor's (S&P) 500 Index increased almost 6%. Reacting to disappointing 2002 holiday sales and corporate managements' attempts to scale back analysts' expectations of future earnings, equity markets were unable to maintain their earlier gains. By the end of February 2003, the S&P 500 Index declined by approximately 4.5% from year-end 2002 levels. Fearing an eventual U.S./Iraq military confrontation, investors again sought the safety of U.S. Treasury obligations and the prices of fixed income issues rose. By the end of February 2003, U.S. Treasury bond yields had declined to 4.67%.

Bond yields continued to fall into early March. Once direct U.S. military action against Iraq began, however, bond yields quickly rose. Prior uncertainty surrounding the Iraqi situation was obviously removed and early U.S. military successes fostered the hope that hostilities would be quickly and positively concluded. Concurrently, the S&P 400 Index rose over 6% as investors, in part, sold fixed income issues to purchase equities in anticipation of a strong U.S. economic recovery once the Iraqi conflict was resolved. By mid-March, U.S. Treasury bond yields again rose to above 5%. However, there was growing sentiment that hostilities may not be resolved in a matter of weeks, and U.S. Treasury bond yields again declined to end the month at 4.81%.

Long-term U.S. Treasury bond yields ratcheted back to near 5% by mid-April as U.S. equity markets continued to improve and the safe-haven premium U.S. Treasury issues had commanded prior to the beginning of the Iraqi conflict continued to be withdrawn. However, with the swift positive resolution of the Iraqi war, investors quickly resumed their focus on the fragile U.S. economic recovery. Business activity in the United States has remained sluggish, especially job creation. Investors have also been concerned that the SARS outbreak would have a material, negative impact on world economic conditions, especially in China and Japan. First quarter 2003 U.S. gross domestic product was released in late April initially estimating U.S. economic activity to be growing at 1.6%, well below many analysts' assessments. These factors, as well as the possibility that the Federal Reserve Board could again lower short-term interest rates to encourage more robust U.S. economic growth, pushed bond prices higher. By April 30, 2003, long-term U.S. Treasury bond yields had declined to almost 4.75%.

At its early May meeting, the Federal Reserve Board left the short-term interest rate target unchanged at 1.25%, its lowest level in more than 40 years. In its accompanying statement, the Federal Reserve Board noted that while the pace of U.S. economic growth was likely to expand going forward, the "probability of an unwelcome substantial fall in inflation" was a matter of greater concern. Many fixed income investors quickly concluded that since the Federal Reserve Board's focus was now centered on preventing future deflation, additional reduction in short-term interest rates could be expected. Given already low nominal interest rates, these investors also believed that the Federal Reserve Board was likely to purchase longer-term U.S. Treasury issues to push bond yields lower to further stimulate U.S. economic activity, especially the already-vibrant housing industry. These factors combined to trigger a major bond rally for the remainder of the month. At the end of May 2003, long-term U.S. Treasury bond yields fell to approximately 4.375%, a decline of approximately 40 basis points (.40%) during the month.

Long-term U.S. Treasury bond yields further declined to approximately 4.2% by mid-June as U.S. economic growth, particularly employment trends and durable goods orders, remained sluggish. This led many investors to anticipate that the Federal Reserve Board would lower short-term interest rates an additional 50 basis points at its late June meeting to accelerate economic activity. However, the Federal Reserve Board lowered its target for the Federal Funds rate by only 25 basis points to 1%, the lowest level since 1958. In its accompanying statement, the Federal Reserve Board noted that an additional easing of monetary policy would "further support...an economy which it expects to improve over time." The prospect for stronger economic activity, as well as the absence of any potential purchases of U.S. Treasury issues, pushed bond prices sharply lower for the remainder of the period. By June 30, 2003, long-term U.S. Treasury bond yields rose to 4.55%, an increase of almost 20 basis points during the month. Over the last months, however, long-term U.S. Treasury bond yields have declined 20 basis points.

During the six-month period ended June 30, 2003, long-term tax-exempt bond yields also fell. Yield volatility was reduced relative to that seen in U.S. Treasury issues, as municipal bond prices were much less sensitive to worldwide geopolitical pressures on a daily and weekly basis. Tax-exempt bond prices generally followed their taxable counterparts higher, responding to a more positive U.S. fixed income environment and continued slow economic growth. Municipal bond yields generally declined through February 2003. At February 28, 2003, long-term tax-exempt revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, fell to approximately 5.05%. However, similar to U.S. Treasury bond yields, once military action began in Iraq, municipal bond yields rose sharply to nearly 5.2% before declining in response to the deflationary scare to approximately 4.8% by May 31, 2003. Municipal bond prices also fell during the latter half of June in response to higher economic growth expectations and disappointment about the recent Federal Reserve Board's actions. By the end of the month, long-term municipal revenue bond yields, as measured by the Bond Buyer Revenue Bond Index, rose more than 15 basis points to almost 5%. Over the past six months, long-term municipal bond yields declined by approximately 20 basis points.

Throughout the period, the municipal market continued to improve despite a dramatic increase in new bond issuance. Increased issuance, however, has not hindered the tax-exempt market's recent solid performance. There was a number of ongoing factors fostering the strong investor demand that supported the municipal bond market's improvement. Tax-exempt money market interest rates remained below 1% for much of 2003, forcing investors to invest in longer maturities to generate desired levels of coupon income. Investors will also receive approximately $60 billion in coupon income, bond maturities and the proceeds from early redemptions in July and August. Much of these proceeds are likely to be reinvested in the municipal market. Most importantly, as an asset class, municipal bonds have remained an extremely attractive investment alternative, especially relative to U.S. Treasury issues. At June 30, 2003, tax-exempt bond yields were 88% - 98% of comparable
U.S. Treasury issues, well in excess of their historic average of 82% - 88%. Current yield ratios have made municipal securities attractive to retail and institutional investors, as well as to nontraditional, arbitrage related accounts. As the tax-exempt market's favorable technical position is expected to remain stable in the near term, the expected increase in bond issuance during the remainder of 2003 is unlikely to significantly impact the municipal bond market's performance.

Declining U.S. equity markets and escalating geopolitical pressures have resulted in reduced economic activity and consumer confidence. It is important to note that, despite all the recent negative factors impeding the growth of U.S. businesses, the U.S. economy still grew at an approximate 2.5% rate for all of 2002, twice that of 2001. Lower oil prices, reduced geopolitical uncertainties, increased federal spending for defense, and a sizeable federal tax cut are factors which should promote stronger economic growth later this year. However, it is questionable to expect that business and investor confidence can be so quickly restored as to trigger dramatic, explosive U.S. economic growth and engender associated, large-scale interest rate increases. The resumption of solid economic growth is likely to be a gradual process accompanied by equally graduated increases in bond yields. Moderate economic growth, especially within a context of negligible inflationary pressures, should not greatly endanger the positive fixed income environments tax-exempt products currently enjoy.


Portfolio Strategy
For the six months ended June 30, 2003, The Municipal Fund Accumulation Program Inc.'s net annualized yield was 5.16%. The Program's total investment return for the six-month period ended June 30, 2003 was +3.86%. This compares favorably to the Program's unmanaged benchmark, the Lehman Brothers Municipal Bond Index, which had a total return of +3.81% for the same six-month period. (Complete performance information can be found on page 5 of this report to shareholders.)

For the six months ended June 30, 2003, portfolio activity consisted primarily of the modest reallocation of portfolio assets into longer-dated securities. Despite our generally cautious investment outlook, the relative volatility evident for some time in intermediate term bonds prompted us to reduce our exposure within this maturity range. Although longer-term fixed income securities are traditionally more sensitive to interest rate fluctuations, circumstances peculiar to the municipal bond market have fostered greater volatility in the intermediate sector. In contrast, bonds with 20-year - 25-year maturities have exhibited a greater degree of stability rendering them more suitable given current market expectations. The shape of the municipal yield curve has become unusually steep in recent months, offering an attractive opportunity to add incremental yield to the portfolio by modestly extending the average maturity of its holdings.

Apart from maturity extension swaps, funding for these purchases also came from the early redemption of a portion of the Program's housing bonds amid an acceleration in mortgage prepayments brought on by the refinancing boom in the current low interest rate environment. Other sources included proceeds from the sale of bonds that were advance-refunded and, as a consequence, were valued at substantial premiums. Despite the attractive coupon income typically associated with this type of bond, the premiums tend to amortize at a rapid pace, offsetting some of the income-related benefits. Given the uncertainty over future reinvestment prospects, we considered it prudent to lock in gains on the appreciated securities and reinvested the proceeds in high-quality bonds maturing in the 20-year - 25-year range.

Cash reserves were maintained at minimal levels throughout the period, reflecting our strong emphasis on sustaining the Program's competitive income distribution. The portfolio's credit risk profile has changed little, indicating significant concentrations in low investment grade health care and industrial development bonds. While municipal credit spreads have narrowed on a selective basis during the last few months, they remain attractive in comparison to historical averages and offer a compelling source of value and total return within the context of a recovering economy. Nevertheless, about 76% of portfolio assets were rated in the top three rating categories (as measured by at least one of the major ratings agencies) with fully 45% rated in the very highest category. In terms of sector concentrations, tax-backed obligations represented the single largest commitment, comprising roughly 24% of portfolio assets. At approximately 19%, health care represented the portfolio's next largest sector holding with industrial development bonds and housing issues comprising the next two largest concentrations, at 18% and 13%, respectively.

In the months ahead, our portfolio strategy will be premised on the expectation that an aggressively accommodative monetary policy, coupled with improving consumer sentiment and business confidence, should spark an economic rebound. Recently, the passage of an aggressive economic stimulus bill, a weaker dollar and further easing of monetary policy have raised the likelihood of stronger economic growth. Nevertheless, fixed income markets remain well bid, as a lethargic economic recovery and persistent geopolitical risks are likely to dominate investors' thoughts for the near term. With this in mind, the portfolio remains positioned for stable-to-modestly higher interest rates, while the adoption of a fully defensive stance appears unwarranted until such time as these risks subside.


In Conclusion
We appreciate your ongoing interest in The Municipal Fund
Accumulation Program, Inc., and we look forward to assisting you with your financial needs in the months and years to come.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Theodore R. Jaeckel Jr.)
Theodore R. Jaeckel Jr.
Vice President and
Portfolio Manager



August 6, 2003




The Municipal Fund Accumulation Program, Inc.
About Fund Performance


None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Recent Performance Results

                                                    6-Month          12-Month       Standardized
As of June 30, 2003                               Total Return     Total Return     30-Day Yield
The Municipal Fund Accumulation Program, Inc.*        +3.86%           +7.37%          4.38%
Lehman Brothers Municipal Bond Index**                +3.81            +8.74            --

*Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
**This unmanaged Index consists of revenue bonds, general obligation bonds and insured bonds.



Average Annual Total Return


Period Covered                                  % Return

One Year Ended 6/30/03                            +7.37%
Five Years Ended 6/30/03                          +4.18
Ten Years Ended 6/30/03                           +4.72





The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of June 30, 2003                                                                  (in Thousands)

              S&P     Moody's    Face
State        Rating    Rating   Amount                          Issue                                                Value
Alabama--      NR*      Aaa     $ 2,360   Alabama HFA, S/F Mortgage Revenue Refunding Bonds (College
1.4%                                      Home Mortgage Bond Program), Series B-1, 6.65% due 10/01/2025            $  2,448
               BBB      Baa2        500   Mobile, Alabama, Industrial Development Board, Environmental
                                          Improvement Revenue Refunding Bonds (International Paper
                                          Company Project), AMT, Series A, 6.35% due 5/15/2016                          540
               BBB      Baa2      2,500   Selma, Alabama, IDB, Environmental Improvement Revenue Refunding
                                          Bonds (International Paper Company Project), AMT, Series A, 6.70%
                                          due 2/01/2018                                                               2,736

Arizona--      BBB      Baa2      2,000   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare
0.5%                                      West), Series A, 6.625% due 7/01/2020                                       2,145

Arkansas--     A+       NR*         250   North Little Rock, Arkansas, Health Facilities Board, Health Care
1.3%                                      Revenue Bonds (Baptist Health), 5.50% due 7/01/2016                           264
               BBB      Baa2        500   Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding
                                          Bonds (International Paper Company Project), AMT, Series A, 6.70%
                                          due 8/01/2020                                                                 544
               NR*      Aaa       4,000   University of Arkansas, University Revenue Bonds (Fayetteville
                                          Campus), 5% due 12/01/2032 (b)                                              4,180

California--                              California Rural Home Mortgage Finance Authority, S/F Mortgage
6.8%                                      Revenue Bonds (Mortgage-Backed Securities Program), AMT,
                                          Class 5 (j)(k):
               AAA      NR*       3,150      Series C, 6.75% due 3/01/2029                                            3,257
               AAA      NR*         895      Series D, 6.70% due 5/01/2029                                              947
               AAA      NR*       1,470   California Rural Home Mortgage Finance Authority, S/F Mortgage
                                          Revenue Refunding Bonds (Mortgage-Backed Securities Program),
                                          AMT, Series A-2, 7% due 9/01/2029 (j)(k)                                    1,522
                                          California State, GO, Refunding:
               A        A2        6,400      5.25% due 2/01/2028                                                      6,546
               A        A2        3,500      5% due 2/01/2033                                                         3,452
               A-       A3        3,870   California Statewide Communities Development Authority, Health
                                          Facility Revenue Bonds (Memorial Health Services), Series A,
                                          6% due 10/01/2023                                                           4,187
               A        A2        7,000   Chula Vista, California, IDR, Refunding (San Diego Gas & Electric Co.),
                                          AMT, Series A, 6.75% due 3/01/2023                                          7,096

Colorado--     NR*      Aa2       1,375   Colorado HFA, Revenue Bonds (S/F Program), Series B-3, 6.55% due
6.6%                                      10/01/2016                                                                  1,453
                                          Colorado HFA, Revenue Refunding Bonds (S/F Program):
               NR*      Aa2       1,070      AMT, Senior Series A-2, 7.50% due 4/01/2031                              1,132
               AA       Aa2         460      AMT, Senior Series B-2, 7.10% due 4/01/2017                                479
               AA       Aa2       2,820      AMT, Senior Series B-2, 7.25% due 10/01/2031                             2,974
               AA       Aa2       1,870      AMT, Senior Series C-2, 7.25% due 10/01/2031                             1,972
               NR*      Aa2         445      Senior Series A-3, 7.35% due 10/01/2030                                    471
               NR*      Aa2       2,140      Senior Series C-3, 6.75% due 10/01/2021                                  2,207
               AA       Aa2         855      Senior Series C-3, 7.15% due 10/01/2030                                    909



Portfolio Abbreviations


To simplify the listings of The Municipal Fund Accumulation Program, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
CARS       Complementary Auction Rate Securities
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of June 30, 2003 (continued)                                                      (in Thousands)

              S&P     Moody's    Face
State        Rating    Rating   Amount                          Issue                                                Value
Colorado       AA       Aa2     $ 2,500   Colorado Health Facilities Authority, Revenue Refunding Bonds
(concluded)                               (Catholic Health Initiatives), 5.50% due 9/01/2017                       $  2,687
               AAA      Aaa      11,430   Denver, Colorado, City and County Airport Revenue Refunding Bonds,
                                          Series B, 5% due 11/15/2033                                                11,756

Connecticut--  AA       NR*       5,025   Connecticut State Health and Educational Facilities Authority, Revenue
3.3%                                      Refunding Bonds, DRIVERS, Series 215, 11.726% due 6/01/2030(g)              6,650
               AA       Baa3      5,710   Connecticut State Health and Educational Facilities Authority,
                                          Revenue Refunding Bonds (University of Hartford), Series E, 5.50%
                                          due 7/01/2022                                                               6,315

District of    AAA      NR*       5,000   District of Columbia, GO, Refunding, DRIVERS, Series 214, 10.674%
Columbia--                                due 6/01/2026 (e)(g)                                                        6,763
1.7%

Florida--      AA       NR*       1,900   Beacon Tradeport Community, Florida, Development District, Special
2.5%                                      Assessment Revenue Refunding Bonds (Commercial Project),
                                          Series A, 5.25% due 5/01/2016                                               2,050
               NR*      NR*       5,000   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                                          (National Gypsum), AMT, Series A, 7.125% due 4/01/2030                      5,138
               NR*      Aaa       2,375   Orange County, Florida, HFA, M/F Housing Revenue Bonds, Series A,
                                          6.40% due 1/01/2031 (e)                                                     2,596

Hawaii--       BBB      Baa1      3,000   Kuakini, Hawaii, Health System, Special Purpose Revenue Bonds
0.8%                                      (Kuakini Health System), Series A, 6.375% due 7/01/2032                     3,109

Idaho--        BB+      Ba3       5,000   Power County, Idaho, Industrial Development Corporation, Solid Waste
1.0%                                      Disposal Revenue Bonds (FMC Corporation Project), AMT, 6.45%
                                          due 8/01/2032                                                               4,159

Illinois--     AAA      NR*       2,900   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series A, 7.15%
2.4%                                      due 9/01/2031 (j)(k)                                                        3,041
                                          Illinois Development Finance Authority Revenue Bonds:
               BBB      NR*       3,140      (Community Rehabilitation Providers Facility), Series A, 6.50%
                                             due 7/01/2022                                                            3,285
               AAA      Aaa         660      Series B, 6.40% due 9/01/2031 (d)                                          748
               A1       VMIG1++   2,625   Illinois Health Facilities Authority, Revenue Refunding Bonds
                                          (Resurrection Health Care), VRDN, Series A, 0.95% due
                                          5/15/2029 (d)(h)                                                            2,625

Indiana--      AA       Aa2       1,000   Indiana State Office Building Commission, Capital Complex Revenue
2.5%                                      Refunding Bonds (State Office Building-II Facility), Series D,
                                          6.90% due 7/01/2011                                                         1,212
               NR*      Ba3       2,500   Jasper County, Indiana, Economic Development Revenue Refunding
                                          Bonds (Georgia Pacific Corporation Project), AMT, 6.70% due
                                          4/01/2029                                                                   2,252
               AAA      NR*       6,000   MSD Warren Township, Indiana, Vision 2005, School Building
                                          Corporation Revenue Bonds, First Mortgage, 5.50% due
                                          7/15/2020 (b)                                                               6,648

Kansas--       NR*      Aaa       6,415   Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds,
2.4%                                      AMT, Series A-1, 6.95% due 6/01/2029 (i)                                    6,884
               A+       NR*       2,500   Witchita, Kansas, Hospital Facilities Revenue Refunding and
                                          Improvement Bonds, Series III, 6.25% due 11/15/2019                         2,792

Louisiana--    AAA      Aaa      10,000   Louisiana Local Government, Environmental Facilities, Community
4.5%                                      Development Authority Revenue Bonds (Capital Projects and
                                          Equipment Acquisition), Series A, 6.30% due 7/01/2030 (a)                  12,534
               AAA      Aaa       2,900   New Orleans, Louisiana, GO, Refunding, 6.125% due 10/01/2016 (a)            3,206
               BBB      Baa2      2,000   Rapides Finance Authority, Louisiana, Environmental Improvement
                                          Revenue Bonds (International Paper Company Project), AMT, Series A,
                                          6.55% due 11/15/2023                                                        2,149



The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of June 30, 2003 (continued)                                                      (in Thousands)

              S&P     Moody's    Face
State        Rating    Rating   Amount                          Issue                                                Value
Massachu-      AAA      Aaa     $ 2,575   Massachusetts State Health and Educational Facilities Authority
setts--1.1%                               Revenue Bonds (Medical Center of Central Massachusetts), CARS,
                                          Series B, 11.67% due 6/23/2022 (a)(g)                                    $  3,353
               BBB      NR*       1,000   Massachusetts State Industrial Finance Agency, Higher Education
                                          Revenue Refunding Bonds (Hampshire College Project), 5.625% due
                                          10/01/2012                                                                  1,066

Michigan--     BBB      Baa2      2,500   Delta County, Michigan, Economic Development Corporation,
1.3%                                      Environmental Improvement Revenue Refunding Bonds (Mead
                                          Westvaco-Escanaba), Series A, 6.25% due 4/15/2027                           2,594
               AAA      Aaa       2,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                                          Bonds (Detroit Edison Company), Series BB, 7% due 5/01/2021 (a)             2,659

Minnesota--    NR*      A3        1,750   Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina
0.9%                                      Health System), Series A, 5.75% due 11/15/2032                              1,840
               AA+      Aa1       1,530   Minnesota State, HFA, S/F Mortgage Revenue Bonds, AMT, Series M,
                                          6.70% due 7/01/2026                                                         1,572

Mississippi--  BBB      Baa2      1,700   Warren County, Mississippi, Environmental Improvement Revenue
0.5%                                      Refunding Bonds (International Paper Company Project), AMT,
                                          Series B, 6.75% due 8/01/2021                                               1,849

Missouri--     NR*      NR*       1,000   Cape Girardeau County, Missouri, IDA, Health Care Facilities Revenue
0.9%                                      Refunding Bonds (Southeast Missouri Hospital Association), 5.625%
                                          due 6/01/2027                                                               1,031
               AAA      Aaa       2,200   Saint Louis, Missouri, Airport Revenue Bonds (Airport Development
                                          Program), Series A, 5.625% due 7/01/2019 (e)                                2,483

Montana--      NR*      A2        6,000   Montana State Higher Education, Student Assistance Corporation,
1.6%                                      Student Loan Revenue Refunding Bonds, AMT, Sub-Series B, 6.40%
                                          due 12/01/2032                                                              6,358

Nevada--       AAA      Aaa       5,000   Clark County, Nevada, IDR (Power Company Project), AMT, Series A,
1.8%                                      6.70% due 6/01/2022 (b)                                                     5,152
                                          Elko, Nevada, GO (Airport Improvement), AMT, Series B (e):
               AAA      Aaa         165      6.10% due 10/01/2014                                                       188
               AAA      Aaa         245      6.30% due 10/01/2019                                                       280
               AAA      Aaa         320      6.75% due 10/01/2024                                                       371
               AAA      Aaa         225      7% due 10/01/2029                                                          263
               AAA      Aaa         805   Nevada Housing Division, S/F Program, AMT, Senior Series E, 7.05%
                                          due 4/01/2027 (c)                                                             829

New Jersey--   AAA      Aaa       5,000   New Jersey EDA Revenue Refunding Bonds (RWJ Health Care
4.8%                                      Corporation), 6.50% due 7/01/2024 (d)                                       5,302
               AAA      Aaa       3,680   New Jersey EDA, State Lease Revenue Bonds (State Office Buildings
                                          Projects), 6% due 6/15/2016 (a)                                             4,288
               NR*      Baa1      3,130   New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                          (South Jersey Hospital), 6% due 7/01/2026                                   3,260
               AAA      Aaa       1,500   New Jersey State Housing and Mortgage Finance Agency, M/F Housing
                                          Revenue Refunding Bonds, Series B, 6.25% due 11/01/2026 (d)                 1,613
               A-       Baa2      5,000   Tobacco Settlement Financing Corporation of New Jersey Revenue
                                          Bonds, 6.75% due 6/01/2039                                                  4,537

New York--     AA+      Aa2       6,000   New York City, New York, City Transitional Finance Authority Revenue
13.0%                                     Bonds, Future Tax Secured, Series B, 6% due 11/15/2010                      7,144
                                          New York City, New York, GO, Refunding, Series A (m):
               AAA      Aaa       2,740      6.50% due 5/15/2010 (l)                                                  3,414
               AAA      Aaa      10,075      6.25% due 5/15/2026                                                     11,840
               AA-      A1        1,500   New York State Dormitory Authority, Lease Revenue Bonds (State
                                          University Dormitory Facilities), Series A, 6.25% due 7/01/2020             1,751



The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of June 30, 2003 (continued)                                                      (in Thousands)

              S&P     Moody's    Face
State        Rating    Rating   Amount                          Issue                                                Value
New York       AAA      Aaa     $   750   New York State Dormitory Authority Revenue Bonds (New York
(concluded)                               University), Series A, 6% due 7/01/2019 (e)                              $    931
                                          New York State Dormitory Authority, Revenue Refunding Bonds:
               NR*      Aa3       3,560      (Concord Nursing Home Inc.), 6.25% due 7/01/2016                         3,966
               NR*      Aa3       2,500      (Concord Nursing Home Inc.), 6.50% due 7/01/2029                         2,748
               BB       Ba1       3,000      (Mount Sinai Health), Series A, 6.50% due 7/01/2016                      3,102
               BB       Ba1       3,950      (Mount Sinai Health), Series A, 6.50% due 7/01/2025                      3,989
               AA       NR*       2,285   Oneida County, New York, IDA, Revenue Bonds (Civic Facility-Faxton
                                          Hospital), Series C, 6.625% due 1/01/2015                                   2,695
                                          Tobacco Settlement Financing Corporation of New York Revenue
                                          Bonds, Series A-1:
               AA-      NR*       2,500      5.50% due 6/01/2015 (m)                                                  2,800
               AAA      NR*       5,530      5.25% due 6/01/2021 (a)                                                  6,006
               AAA      NR*       1,000      5.25% due 6/01/2022 (a)                                                  1,079

North                                     North Carolina Eastern Municipal Power Agency, Power System
Carolina--                                Revenue Refunding Bonds:
5.2%           AAA      Aaa       1,330      Series A, 6.50% due 1/01/2018 (f)                                        1,719
               A        Baa3      4,440      Series D, 6.70% due 1/01/2019                                            5,000
               AAA      Aaa       5,000   North Carolina Municipal Power Agency Number 1, Catawba Electric
                                          Revenue Bonds, Series A, 5.25% due 1/01/2018 (e)                            5,494
                                          North Carolina Municipal Power Agency Number 1, Catawba Electric
                                          Revenue Refunding Bonds, Series B:
               BBB+     Baa1      5,000      6.50% due 1/01/2020                                                      5,554
               A        NR*       2,500      6.50% due 1/01/2020                                                      2,777

South          A        A2        5,000   Lexington County, South Carolina, Health Services District Inc.,
Carolina--                                Hospital Revenue Refunding and Improvement Bonds, 5.50% due
4.3%                                      11/01/2032                                                                  5,179
               BBB+     Baa2      2,450   Medical University, South Carolina, Hospital Authority, Hospital
                                          Facility Revenue Refunding Bonds, 6.50% due 8/15/2032                       2,606
                                          Piedmont Municipal Power Agency, South Carolina, Electric Revenue
                                          Refunding Bonds (b):
               AAA      Aaa       3,000      6.75% due 1/01/2019                                                      3,881
               AAA      Aaa       1,890      Series A, 6.50% due 1/01/2014                                            2,364
               AAA      Aaa         320      Series A, 6.50% due 1/01/2014 (f)                                          409
               A-       Baa2      3,000   Tobacco Settlement Revenue Management Authority, South Carolina,
                                          Tobacco Settlement Revenue Bonds, Series B, 6.375% due 5/15/2030            2,613

Tennessee--    A-       Baa1      3,500   Shelby County, Tennessee, Health, Educational and Housing Facility
1.0%                                      Board, Hospital Revenue Refunding Bonds (Methodist Healthcare),
                                          6.50% due 9/01/2026                                                         3,855

Texas--        A+       Aa3       6,740   Austin, Texas, Convention Center Revenue Bonds (Convention
19.1%                                     Enterprises Inc.), Trust Certificates, Second Tier, Series B, 6% due
                                          1/01/2023                                                                   7,382
               AAA      Aaa       5,330   Austin, Texas, Revenue Bonds (Town Lake Community Events Center
                                          Venue), 6.20% due 11/15/2029 (b)                                            6,235
                                          Brazos River Authority, Texas, PCR, Refunding, AMT:
               BBB      Baa2      5,000      (TXU Electric Company Project), Series A, 4.95% due 10/01/2030           5,092
               BBB      Baa2      1,500      (TXU Electric Company Project), Series C, 5.75% due 5/01/2036            1,569
               BBB      Baa2      2,280      (Texas Utility Company), Series A, 7.70% due 4/01/2033                   2,549
               A-       A3        3,700   Brazos River, Texas, Harbor Navigation District, Brazoria County
                                          Environmental Revenue Refunding Bonds (Dow Chemical Company
                                          Project), AMT, Series A-7, 6.625% due 5/15/2033                             3,941
               AAA      Aaa       1,680   Central Texas Housing Finance Corporation, S/F Mortgage Revenue
                                          Bonds (GNMA Mortgage Program), AMT, 8.20% due 4/01/2022 (i)                 1,744



The Municipal Fund Accumulation Program, Inc.
Schedule of Investments as of June 30, 2003 (concluded)                                                      (in Thousands)

              S&P     Moody's    Face
State        Rating    Rating   Amount                          Issue                                                Value
Texas          AAA      NR*     $ 8,125   Dallas-Fort Worth, Texas, International Airport Revenue Bonds,
(concluded)                               DRIVERS, AMT, Series 201, 10.64% due 11/01/2024 (b)(g)                   $  9,721
               AA       NR*       3,500   Gregg County, Texas, Health Facilities Development Corporation,
                                          Hospital Revenue Bonds (Good Shepherd Medical Center Project),
                                          6.375% due 10/01/2025                                                       3,983
               BBB      Baa2      2,465   Gulf Coast, Texas, Waste Disposal Authority, Revenue Refunding Bonds
                                          (International Paper Company), AMT, Series A, 6.10% due 8/01/2024           2,547
                                          Harris County, Texas, Health Facilities Development Corporation,
                                          Revenue Refunding Bonds:
               A1+      NR*       8,400      (Methodist Hospital), VRDN, 1% due 12/01/2032 (h)                        8,400
               AA-      NR*       2,500      (Saint Luke's Episcopal Hospital), Series A, 5.625% due 2/15/2017        2,702
               A-       A3          835   Lower Colorado River Authority, Texas, PCR (Samsung Austin
                                          Semiconductor), AMT, 6.95% due 4/01/2030                                      938
               BBB      Baa2      7,350   Matagorda County, Texas, Port of Bay City Authority Revenue Bonds
                                          (Hoechst Celanese Corp. Project), AMT, 6.50% due 5/01/2026 (h)              7,632
               NR*      Aaa       5,740   South Plains, Texas, Housing Finance Corporation, S/F Mortgage
                                          Revenue Bonds, AMT, Series A, 7.30% due 9/01/2031                           6,535
               AA       Aa1       1,790   Texas State, GO, Veterans' Housing Assistance Fund II, AMT, Series A
                                          7% due 12/01/2025                                                           1,862
               AAA      Aaa       2,305   Webster, Texas, GO, COP, Series A, 6% due 3/01/2021 (d)                     2,656

Washington--   NR*      NR*       2,500   Seattle, Washington, Housing Authority, Housing Revenue Bonds
1.9%                                      (Replacement Housing Project), 6.125% due 12/01/2032                        2,526
               AAA      NR*       3,875   Tacoma, Washington, Electric System, Revenue Refunding Bonds,
                                          RIB, Series 512X, 10.23% due 1/01/2017 (d)(g)                               4,907

West           AAA      Aaa       6,050   West Virginia State Housing Development Fund, Housing
Virginia--                                Finance Revenue Bonds, Series A, 6.20% due 5/01/2018                        6,615
1.7%

Wisconsin--    BBB+     NR*       1,700   Wisconsin State Health and Educational Facilities Authority Revenue
0.4%                                      Bonds (Synergyhealth Inc.), 6% due 11/15/2032                               1,736

Wyoming--      BB+      Ba3       5,000   Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds
1.2%                                      (FMC Corporation Project), AMT, Series A, 7% due 6/01/2024                  4,643

Puerto         NR*      Aaa       7,770   Puerto Rico Public Finance Corporation Revenue Bonds, RIB,
Rico--2.5%                                Series 519X, 9.794% due 8/01/2018 (e)(g)                                    9,765
                                          Total Investments (Cost--$373,644)--100.9%                                399,544
                                          Liabilities in Excess of Other Assets--(0.9%)                             (3,641)
                                                                                                                   --------
                                          Net Assets--100.0%                                                       $395,903
                                                                                                                   ========

*Not Rated.
++Highest short-term rating by Moody's Investors Service, Inc.
(a)AMBAC Insured.
(b)FGIC Insured.
(c)FHA Insured.
(d)FSA Insured.
(e)MBIA Insured.
(f)Escrowed to maturity.
(g)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 2003.
(h)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 2003.
(i)GNMA Collateralized.
(j)FNMA/GNMA Collateralized.
(k)FHLMC Collateralized.
(l)Prerefunded.
(m)XL Capital Insured.

See Notes to Financial Statements.



The Municipal Fund Accumulation Program, Inc.
Statement of Assets and Liabilities as of June 30, 2003
Assets:
Investments, at value (identified cost--$373,643,531)                                                          $399,544,037
Cash                                                                                                                 22,838
Receivables:
 Interest                                                                                     $  6,660,219
 Securities sold                                                                                   452,683        7,112,902
                                                                                              ------------
Prepaid registration fees and other assets                                                                           12,811
                                                                                                               ------------
Total assets                                                                                                    406,692,588
                                                                                                               ------------

Liabilities:
Payables:
 Securities purchased                                                                           10,077,001
 Capital shares redeemed                                                                           359,234
 Investment adviser                                                                                159,136
 Other affiliates                                                                                    2,250       10,597,621
                                                                                              ------------
Accrued expenses                                                                                                    191,608
                                                                                                               ------------
Total liabilities                                                                                                10,789,229
                                                                                                               ------------
Net Assets                                                                                                     $395,903,359
                                                                                                               ============

Net Assets Consist of:
Common Stock, $.01 par value, 100,000,000 shares authorized                                                    $    226,753
Paid-in capital in excess of par                                                                                402,280,441
Undistributed investment income--net                                                          $    786,844
Accumulated realized capital losses on investments--net                                       (33,291,185)
Unrealized appreciation on investments--net                                                     25,900,506
                                                                                              ------------
Total accumulated losses--net                                                                                   (6,603,835)
                                                                                                               ------------
Net Assets:
Equivalent to $17.46 per share based on 22,675,312 shares outstanding                                          $395,903,359
                                                                                                               ============

See Notes to Financial Statements.



The Municipal Fund Accumulation Program, Inc.
Statement of Operations for the Six Months Ended June 30, 2003
Investment Income:
Interest                                                                                                       $ 11,525,323

Expenses:
Investment advisory fees                                                                      $    973,909
Transfer agent fees                                                                                383,076
Accounting services                                                                                 64,084
Printing and shareholder reports                                                                    27,729
Professional fees                                                                                   20,579
Registration fees                                                                                   15,362
Custodian fees                                                                                      14,096
Pricing services                                                                                     8,856
Directors' fees and expenses                                                                         6,095
Other                                                                                               10,720
                                                                                              ------------

Total expenses                                                                                                    1,524,506
                                                                                                               ------------
Investment income--net                                                                                           10,000,817
                                                                                                               ------------

Realized & Unrealized Gain on Investments--Net:
Realized gain on investments--net                                                                                   959,367
Change in unrealized appreciation on investments--net                                                             4,126,337
                                                                                                               ------------
Total realized and unrealized gain on investments--net                                                            5,085,704
                                                                                                               ------------

Net Increase in Net Assets Resulting from Operations                                                           $ 15,086,521
                                                                                                               ============

See Notes to Financial Statements.



The Municipal Fund Accumulation Program, Inc.
Statements of Changes in Net Assets

                                                                                               For the Six       For the
                                                                                               Months Ended     Year Ended
                                                                                                 June 30,      December 31,
Increase (Decrease) in Net Assets:                                                                 2003            2002
Operations:
Investment income--net                                                                        $ 10,000,817     $ 20,510,455
Realized gain (loss)on investments--net                                                            959,367      (2,092,195)
Change in unrealized appreciation on investments--net                                            4,126,337        8,688,043
                                                                                              ------------     ------------
Net increase in net assets resulting from operations                                            15,086,521       27,106,303
                                                                                              ------------     ------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                         (10,181,187)     (20,456,922)
                                                                                              ------------     ------------

Capital Share Transactions:
Net decrease in net assets resulting from capital share transactions                           (4,669,799)     (16,366,714)
                                                                                              ------------     ------------

Net Assets:
Total increase (decrease) in net assets                                                            235,535      (9,717,333)
Beginning of period                                                                            395,667,824      405,385,157
                                                                                              ------------     ------------
End of period*                                                                                $395,903,359     $395,667,824
                                                                                              ============     ============

*Undistributed investment income--net                                                         $    786,844     $    967,214
                                                                                              ============     ============

See Notes to Financial Statements.



The Municipal Fund Accumulation Program, Inc.
Financial Highlights

The following per share data and ratios have been derived     For the Six
from information provided in the financial statements.        Months Ended
                                                                June 30,             For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                           2003         2002         2001         2000         1999
Per Share Operating Performance:
Net asset value, beginning of period                           $  17.25     $  16.96     $  17.33     $  16.35     $  18.50
                                                               --------     --------     --------     --------     --------
Investment income--net                                            .44**        .88**          .85          .85          .79
Realized and unrealized gain (loss) on investments--net             .22          .29        (.37)          .98       (2.00)
                                                               --------     --------     --------     --------     --------
Total from investment operations                                    .66         1.17          .48         1.83       (1.21)
                                                               --------     --------     --------     --------     --------
Less dividends and distributions:
  Investment income--net                                          (.45)        (.88)        (.85)        (.85)        (.79)
  Realized gain on investments--net                                  --           --         --++           --           --
  In excess of realized gain on investments--net                     --           --           --           --        (.15)
                                                               --------     --------     --------     --------     --------
Total dividends and distributions                                 (.45)        (.88)        (.85)        (.85)        (.94)
                                                               --------     --------     --------     --------     --------
Net asset value, end of period                                 $  17.46     $  17.25     $  16.96     $  17.33     $  16.35
                                                               ========     ========     ========     ========     ========

Total Investment Return:
Based on net asset value per share                             3.86%+++        7.09%        2.81%       11.57%      (6.77%)
                                                               ========     ========     ========     ========     ========

Ratios to Average Net Assets:
Expenses, net of reimbursement                                    .78%*         .77%         .82%         .79%         .79%
                                                               ========     ========     ========     ========     ========
Expenses                                                          .78%*         .77%         .82%         .79%         .79%
                                                               ========     ========     ========     ========     ========
Investment income--net                                           5.13%*        5.16%        4.89%        5.06%        4.47%
                                                               ========     ========     ========     ========     ========

Supplemental Data:
Net assets, end of period (in thousands)                       $395,903     $395,668     $405,385     $430,491     $432,433
                                                               ========     ========     ========     ========     ========
Portfolio turnover                                                  22%          40%          76%         111%         222%
                                                               ========     ========     ========     ========     ========

*Annualized.
**Based on average shares outstanding.
++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.



The Municipal Fund Accumulation Program, Inc.
Notes to Financial Statements


1. Significant Accounting Policies:
The Municipal Fund Accumulation Program, Inc. (the "Program") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Program's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Program.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Program invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Program, including valuations furnished by a pricing service retained by the Program, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Program under the general supervision of the Directors.

(b) Derivative financial instruments--The Program may engage in various portfolio investment strategies both to increase the return of the Program and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Program may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Program deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Program agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Program as unrealized gains or losses. When the contract is closed, the Program records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Program amortizes all premiums and discounts on debt services.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.



The Municipal Fund Accumulation Program, Inc.
Notes to Financial Statements (continued)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Program has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Program's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Program. For such services, the Program pays a monthly fee of .50%, on an annual basis, of the value of the Program's average daily net assets.

FAM has entered into an Administrative Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., Prudential Securities, Inc., Morgan Stanley Dean Witter and Salomon Smith Barney, Inc. (the "Administrators"), whereby the
Administrators perform certain administrative duties on behalf of FAM. The Administrators receive a monthly fee from FAM equal to ..20%, on an annual basis, of the Program's average daily net assets. The Program does not pay this fee, FAM pays this fee directly to the Administrators.

For the six months ended June 30, 2003, the Program reimbursed FAM $4,426 for certain accounting services.

Certain officers and/or directors of the Program are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $85,992,172 and $91,647,848, respectively.

Net realized gains (losses) for the six months ended June 30, 2003 and net unrealized gains (losses) as of June 30, 2003 were as follows:


                                       Realized          Unrealized
                                    Gains (Losses)         Gains

Long-term investments               $  1,310,353       $ 25,900,506
Financial futures contracts            (350,986)                 --
                                    ------------       ------------
Total                               $    959,367       $ 25,900,506
                                    ============       ============



As of June 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $25,892,811, of which $28,317,596 related to appreciated securities and $2,424,785 related to depreciated securities. The aggregate cost of investments at June 30, 2003 for Federal income tax purposes was $373,651,226.


4. Capital Share Transactions:
Transactions in capital shares were as follows:


For the Six Months Ended                                  Dollar
June 30, 2003                             Shares          Amount

Shares sold                              593,504      $  10,261,559
Shares issued to shareholders
in reinvestment of dividends             536,134          9,272,079
                                    ------------      -------------
Total issued                           1,129,638         19,533,638
Shares redeemed                      (1,396,125)       (24,203,437)
                                    ------------      -------------
Net decrease                           (266,487)      $ (4,669,799)
                                    ============      =============



For the Year Ended                                        Dollar
December 31, 2002                         Shares          Amount

Shares sold                            1,254,838      $  21,495,290
Shares issued to shareholders
in reinvestment of dividends           1,093,117         18,710,633
                                    ------------      -------------
Total issued                           2,347,955         40,205,923
Shares redeemed                      (3,301,938)       (56,572,637)
                                    ------------      -------------
Net decrease                           (953,983)      $(16,366,714)
                                    ============      =============



The Municipal Fund Accumulation Program, Inc.
Notes to Financial Statements (concluded)


5. Short-Term Borrowings:
The Program, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Program may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Program may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Program pays a commitment fee of .09% per annum based on the Program's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Program did not borrow under the credit agreement during the six months ended June 30, 2003.


6. Capital Loss Carryforward:
On December 31, 2002, the Program had a net capital loss carryforward of $31,333,719, of which $12,553,988 expires in 2007, $18,431,171 expires in 2008 and $348,560 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.


7. Subsequent Event:
The Program paid a tax-exempt income dividend to holders of Common Stock in the amount of $.070413 per share on July 15, 2003 to shareholders of record on July 14, 2003.




The Municipal Fund Accumulation Program, Inc.
Officers and Directors


Terry K. Glenn--President and Director
Ronald W. Forbes--Director
Cynthia A. Montgomery--Director
Charles C. Reilly--Director
Kevin A. Ryan--Director
Roscoe S. Suddarth--Director
Richard R. West--Director
Edward D. Zinbarg--Director
Kenneth A. Jacob--Senior Vice President
John M. Loffredo--Senior Vice President
Theodore R. Jaeckel Jr.--Vice President
Donald C. Burke--Vice President and
  Treasurer
Brian D. Stewart--Secretary



Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/ independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.


(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Municipal Fund Accumulation Program, Inc.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       The Municipal Fund Accumulation Program, Inc.


Date: August 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       The Municipal Fund Accumulation Program, Inc.


Date: August 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       The Municipal Fund Accumulation Program, Inc.


Date: August 21, 2003



Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.